Acquisitions - Consideration Transferred to Acquire Businesses and Assets Acquired, Liabilities Assumed Schedule (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) entity	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair value of consideration transferred:
Cash	$ 144,611	$ 355,212		$ 2,206,901			$ 960,449	$ 388,789
Change in open working capital settlements at year end				0			0	1,505
Consideration transferred	161,708	355,212		2,334,037			1,068,794	481,643
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts receivable	3,882	9,211	$ 3,882	49,696	$ 49,696	$ 49,696	33,236	13,759
Prepaid expenses and other current assets	2,290	2,059	2,290	9,428	9,428	9,428	4,866	4,509
Restricted investments	5,462	0	5,462	7,469	7,469	7,469	0	0
Operating lease right-of-use assets	587	1,715	587	4,707	4,707	4,707	5,972	5,247
Property and equipment	67,201	89,565	67,201	1,073,155	1,073,155	1,073,155	394,687	173,394
Indefinite-lived intangibles							9,557	13,465
Other assets				243	243	243	77	389
Current portion of operating lease liabilities	(53)	(830)	(53)	(1,546)	(1,546)	(1,546)	(1,370)	(509)
Deferred revenue	(761)	(3,077)	(761)	(10,761)	(10,761)	(10,761)	(8,389)	(1,821)
Long-term portion of operating lease liabilities	(534)	(885)	(534)	(3,161)	(3,161)	(3,161)	(4,602)	(4,738)
Other long-term liabilities	(4,543)	(631)	(4,543)	(6,915)	(6,915)	(6,915)	(13,976)	(2,136)
Deferred income taxes	(1,077)	(9,317)	(1,077)	(51,507)	(51,507)	(51,507)	(63,822)	(4,525)
Total identifiable net assets	124,855	140,611	124,855	1,509,446	1,509,446	1,509,446	614,199	296,340
Goodwill	36,853	214,601		824,591			454,595	185,303
Goodwill expected to be deductible for tax purposes	36,853	80,455	$ 36,853	510,755	$ 510,755	$ 510,755	187,287	169,147
Number of individually immaterial acquisitions			10		17	17
Trade receivables acquired in business combination gross contractual amount	4,164	11,412	$ 4,164	54,332	$ 54,332	$ 54,332	36,645	13,854
Trade receivables acquired in business combination expected to be uncollectible amount	282	2,201	282	4,636	4,636	4,636	3,409	95
Accounts Payable and Accrued Liabilities [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts payable and accrued liabilities	(4,159)	(20,382)	(4,159)	(56,633)	(56,633)	(56,633)	(37,827)	(14,174)
Debt [Member]
Fair value of consideration transferred:
Debt assumed	17,097	0		127,136			108,345	91,349
Contingent Consideration [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Contingent consideration	(6,000)	(5,000)	(6,000)	(6,642)	(6,642)	(6,642)	(31,616)	(4,688)
Long Term Franchise Agreements And Contracts [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Intangibles	58,630	4,994	58,630	239,866	239,866	239,866	134,827	59,149
Customer Lists [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Intangibles	1,527	38,944	1,527	74,940	74,940	74,940	75,612	48,512
Permits and Other [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Intangibles	$ 2,403	$ 34,245	$ 2,403	$ 187,107	$ 187,107	$ 187,107	$ 116,967	$ 10,507